Schedule of Investments (unaudited)	iShares® CMBS ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 68.2%
Bank
2.04%, 02/15/54	$1,500	$1,254,328
3.30%, 05/15/64	500	412,193
3.46%, 04/15/52	635	594,715
3.74%, 02/15/52	600	568,870
3.79%, 04/15/65(a)	500	462,062
3.95%, 08/15/61	1,000	958,899
4.26%, 05/15/61(a)	1,010	982,677
5.20%, 02/15/56	500	505,430
Series 2017, Class A5, 3.44%, 09/15/60	220	209,806
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	475,567
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50	150	147,254
Series 2017-BNK4, Class C, 4.37%, 05/15/50(a)	485	424,902
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	503,417
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	645,889
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	675,138
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	476,385
Series 2018-BN15, Class A3, 4.14%, 11/15/61	490	472,112
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	1,015	991,278
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	251,072
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,613,730
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,013	912,697
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	823,115
Series 2019-BN21, Class A4, 2.60%, 10/17/52	974	878,687
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	450,062
Series 2020-BN25, Class A3, 2.39%, 01/15/63	465	445,626
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	206,518
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	418,647
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	424,716
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	215,182
Series 2021-BN32, Class AS, 2.64%, 04/15/54	1,075	934,897
Series 2021-BN34, Class A5, 2.44%, 06/15/63	244	202,906
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	408,117
Series 2022-BNK40, Class AS, 3.39%, 03/15/64(a)	1,000	876,077
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	640,094
Series2017-BNK4, Class A4, 3.63%, 05/15/50	1,000	960,121
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49	800	768,762
Series 2016-UB10, Class B, 3.79%, 07/15/49	250	235,926
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	962,900
Bank5
5.77%, 06/15/57	1,910	1,968,465
6.26%, 04/15/56(a)	2,500	2,584,485
6.66%, 07/15/56(a)	1,500	1,580,465
Bank5 Trust
6.97%, 05/15/57(a)	860	904,668
6.97%, 05/15/57(a)	360	366,973
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52	1,000	910,452
Series 2019-C5, 2.81%, 11/15/52	1,000	908,715
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	909,698
BBCMS Mortgage Trust
2.39%, 02/15/53	2,000	1,747,414
2.69%, 11/15/54	870	752,254
2.95%, 02/15/55(a)	1,500	1,299,084
5.44%, 12/15/55(a)	2,000	2,067,745
5.45%, 09/15/55(a)	847	778,723
5.58%, 07/15/56	2,500	2,610,057
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.71%, 12/15/55, (1-day SOFR + 2.127%)(a)	$1,000	$1,051,632
5.72%, 02/15/57	1,000	1,004,933
5.83%, 05/15/57	2,000	2,129,693
5.87%, 02/15/57	1,630	1,681,099
5.95%, 03/15/57	560	582,187
6.30%, 09/15/56(a)	2,000	2,118,583
6.33%, 04/15/56(a)	250	253,359
6.68%, 12/15/56(a)	1,000	1,061,712
6.80%, 11/15/56, (1-day SOFR + 2.127%)(a)	1,000	1,134,510
7.45%, 12/15/56(a)	1,000	1,080,002
Series 2018-C2, Class C, 4.97%, 12/15/51(a)	250	224,097
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,326,552
Series 2020-C7, Class A5, 2.04%, 04/15/53	1,000	861,726
Series 2020-C7, Class AS, 2.44%, 04/15/53	300	255,379
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,000	847,756
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,271,784
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	860,489
Series 2021-C12, Class C, 3.21%, 11/15/54(a)	500	373,315
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	217,848
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	954,209
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54	500	432,785
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	422,129
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	801,543
Series 2021-C10, Class C, 2.84%, 07/15/54	500	384,062
Benchmark Mortgage Trust
2.58%, 03/15/54	1,000	847,601
3.12%, 08/15/52	660	604,575
3.20%, 01/15/55(a)	500	395,026
3.46%, 03/15/55	1,000	896,660
3.94%, 07/15/51	1,825	1,750,212
6.23%, 05/15/56(a)	1,000	1,048,625
7.10%, 07/15/56(a)	1,000	1,054,538
7.18%, 07/15/57(a)	1,000	1,052,054
7.18%, 07/15/57(a)(b)	1,000	1,031,034
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	1,000	940,999
Series 2018-B2, Class C, 4.28%, 02/15/51(a)	500	431,057
Series 2018-B3, Class A4, 3.76%, 04/10/51	700	675,504
Series 2018-B4, Class ASB, 4.06%, 07/15/51, (1-day SOFR + 2.127%)(a)	386	378,675
Series 2018-B4, Class C, 4.50%, 07/15/51(a)	400	349,363
Series 2018-B5, Class B, 4.57%, 07/15/51	500	464,961
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	1,500	1,458,251
Series 2018-B7, Class B, 4.85%, 05/15/53(a)	400	367,008
Series 2018-B8, Class A4, 3.96%, 01/15/52	1,000	944,446
Series 2019-B10, Class A3, 3.46%, 03/15/62	797	745,987
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	558,938
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	449,041
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	437,058
Series 2019-B14, Class A5, 3.05%, 12/15/62	2,000	1,817,325
Series 2019-B9, Class C, 4.97%, 03/15/52(a)	250	204,395
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	882,630
Series 2020-B16, Class AM, 2.94%, 02/15/53(a)	1,000	875,421
Series 2020-B17, Class C, 3.37%, 03/15/53(a)	250	187,572
Series 2020-B18 AM, Class AM, 2.34%, 07/15/53	430	352,878
Series 2020-B20, Class B, 2.53%, 10/15/53	500	392,699
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	415,534
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	622,497
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	401,325
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	850,696
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	835,590

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-B26, Class AM, 2.83%, 06/15/54	$500	$415,969
Series 2021-B27, Class A2, 2.02%, 07/15/54	1,000	939,684
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	834,844
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	408,481
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	700,720
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,343,959
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,030,007
Serise 2020-B17, Class A2, 2.21%, 03/15/53	1,000	925,039
Serise 2020-B17, Class A5, 2.29%, 03/15/53	1,500	1,284,226
BMO Mortgage Trust
5.31%, 09/15/54	1,000	1,018,476
5.74%, 02/15/57	2,000	2,052,590
5.77%, 06/15/56	1,750	1,838,578
5.86%, 02/15/57	1,870	1,926,099
6.14%, 03/15/57(a)	230	238,925
6.23%, 03/15/57, (1-day SOFR + 2.127%)(a)	120	117,664
6.29%, 02/15/57, (1-day SOFR + 2.127%)(a)	1,000	1,031,810
6.36%, 02/15/57	252	259,560
7.05%, 11/15/56(a)	2,000	2,156,266
Cantor Commercial Real Estate Lending, 3.01%, 01/15/53	1,000	889,351
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	1,730	1,618,571
Series 2017-CD3, Class AS, 3.83%, 02/10/50	750	664,507
Series 2017-CD4, Class A4, 3.51%, 05/10/50(a)	1,000	944,411
Series 2017-CD5, Class A4, 3.43%, 08/15/50	750	713,359
Series 2018-CD7, Class ASB, 4.21%, 08/15/51	444	437,328
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	882,251
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48	500	488,304
Series 2016-C4, Class A4, 3.28%, 05/10/58	1,650	1,596,876
Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	693,452
Citigroup Commercial Mortgage Trust
2.94%, 05/10/49	1,988	1,913,341
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	103	102,020
Series 2015-P1, Class A5, 3.72%, 09/15/48	356	349,057
Series 2016-P3, Class A4, 3.33%, 04/15/49	75	72,415
Series 2017-C4, Class A3, 3.21%, 10/12/50	832	787,339
Series 2017-P8, Class A3, 3.20%, 09/15/50	885	837,874
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	579,346
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	968,820
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,147,349
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	914,129
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	657,290
Series 2019-GC43, Class A4, 3.04%, 11/10/52	750	667,380
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	888,114
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	435,204
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	202,821
Commission Mortgage Trust
Series 2015-CR24, Class A4, 3.43%, 08/10/48	906	891,490
Series 2015-CR24, Class B, 4.35%, 08/10/48(a)	750	726,075
Series 2015-CR25, Class B, 4.52%, 08/10/48(a)	300	290,943
Series 2016-DC2, Class A4, 3.50%, 02/10/49	324	316,907
Series 2016-DC2, Class C, 4.66%, 02/10/49(a)	250	237,647
Series 2017-COR2, Class C, 4.59%, 09/10/50(a)	750	671,832
Series 2018-COR3, Class A3, 4.23%, 05/10/51	750	709,862
Series 2018-COR3, Class B, 4.52%, 05/10/51(a)	500	434,765
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	901,109
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48	1,900	1,863,179
Series 2015-C4, Class D, 3.55%, 11/15/48(a)	250	225,866
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2016-C5, Class C, 4.64%, 11/15/48(a)	$750	$713,939
Series 2016-C6, Class C, 4.92%, 01/15/49(a)	350	320,275
Series 2016-C7, Class A4, 3.21%, 11/15/49	193	186,691
Series 2016-C7, Class A5, 3.50%, 11/15/49	115	110,623
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	930,988
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	935,228
Series 2018-CX11, Class A5, 4.03%, 04/15/51, (1-day SOFR + 2.127%)(a)	1,000	968,854
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,395	1,328,157
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	918,663
Series 2019-C17, Class A5, 3.02%, 09/15/52	2,000	1,799,240
Series 2019-C18, Class ASB, 2.87%, 12/15/52	500	474,827
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,293,481
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,326,498
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/49	182	178,903
Series 2016-C1, Class C, 3.32%, 05/10/49(a)	468	406,586
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.55%, 01/25/27	1,100	1,027,731
2.05%, 11/25/28(a)	1,000	909,818
2.24%, 10/25/31(a)	1,000	867,477
2.35%, 11/25/31(a)	1,110	967,681
2.35%, 03/25/32	2,000	1,734,440
3.53%, 08/25/32	1,000	938,337
3.60%, 02/25/28	2,750	2,666,906
3.70%, 05/25/30	913	891,005
3.78%, 01/25/32	989	959,151
3.78%, 11/25/32(a)	2,000	1,906,776
3.80%, 10/25/32(a)	1,000	954,829
3.82%, 12/25/32(a)	2,000	1,911,273
3.90%, 04/25/28	2,000	1,957,688
3.92%, 09/25/28(a)	2,000	1,955,938
4.05%, 07/25/33	1,000	968,516
4.20%, 05/25/33	1,500	1,469,796
4.22%, 04/25/30	2,000	1,973,172
4.25%, 04/25/33	2,000	1,967,911
4.25%, 04/25/33	1,500	1,467,260
4.28%, 07/25/30	2,000	1,987,160
4.35%, 01/25/33, (1-day SOFR + 2.127%)(a)	4,000	3,966,852
4.41%, 03/25/30	1,000	1,001,112
4.43%, 02/25/33(a)	1,000	997,031
4.57%, 12/25/28	1,000	1,003,026
4.65%, 08/25/28(a)	3,000	3,017,114
4.74%, 08/25/28, (1-day SOFR + 2.127%)(a)	1,000	1,009,072
4.82%, 06/25/28	1,000	1,011,076
4.94%, 11/25/30(a)	5,000	5,141,063
5.00%, 11/25/28	4,800	4,889,976
5.00%, 03/25/34(a)	4,000	4,148,943
5.00%, 05/25/34	3,000	3,111,231
5.36%, 01/25/29, (1-day SOFR + 2.127%)(a)	2,500	2,585,238
Federal National Mortgage Association
1.71%, 11/25/31(a)	931	836,740
1.94%, 12/25/31(a)	1,000	844,540
2.35%, 02/25/31	955	864,081
2.59%, 06/25/32(a)	1,000	879,870
3.77%, 09/25/32(a)	1,100	1,049,972
4.19%, 07/25/28(a)	1,000	989,722
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	416,329
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,700	1,638,087

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2017-M1, Class A2, 2.42%, 10/25/26(a)	$709	$678,321
Series 2017-M14, Class A2, 2.81%, 11/25/27(a)	1,343	1,277,846
Series 2018-M14, Class A2, 3.58%, 08/25/28(a)	406	394,330
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,151	1,080,204
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,652	1,505,230
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,085	1,034,600
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,305,294
Series 2020-M14, Class A2, 1.78%, 05/25/30	970	846,833
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	215,685
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	892,195
Series 2020-M8, Class A2, 1.82%, 02/25/30	96	84,800
Series 2021-M19, Class A2, 1.74%, 10/25/31(a)	2,000	1,674,478
Series 2021-M4, Class A2, 1.46%, 02/25/31(a)	2,500	2,089,891
Series 2022-M3, Class A2, 1.71%, 11/25/31(a)	2,000	1,660,950
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,612,742
Series2019-M6, Class A2, 3.45%, 01/01/29	399	385,768
GS Mortgage Securities Trust
2.79%, 11/10/52	250	226,272
Series 2015-GC30, Class AAB, 3.12%, 05/10/50	24	23,541
Series 2015-GC32, Class A3, 3.50%, 07/10/48	489	481,671
Series 2015-GS1, Class A3, 3.73%, 11/10/48	1,500	1,459,224
Series 2016-GS3, Class A4, 2.85%, 10/10/49	2,530	2,403,247
Series 2016-GS4, Class A4, 3.44%, 11/10/49(a)	39	37,455
Series 2017-GS7, Class A3, 3.17%, 08/10/50	1,000	947,336
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	456,126
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	715,961
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,038,182
Series 2019-GSA1, Class C, 3.81%, 11/10/52(a)	500	427,534
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	687,220
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49	901	879,515
Series 2016-JP3, Class AS, 3.14%, 08/15/49	1,000	898,695
Series 2016-JP3, Class B, 3.40%, 08/15/49(a)	108	95,268
Series 2016-JP4, Class A4, 3.65%, 12/15/49, (1-day SOFR + 2.127%)(a)	1,090	1,048,213
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A3, 2.91%, 10/15/48	590	584,857
Series 2015-C29, Class ASB, 3.30%, 05/15/48	61	60,766
Series 2015-C29, Class B, 4.12%, 05/15/48(a)	250	239,209
Series 2015-C30, Class AS, 4.23%, 07/15/48(a)	635	613,119
Series 2015-C31, Class A3, 3.80%, 08/15/48	909	892,410
Series 2016-C1, Class A5, 3.58%, 03/17/49	822	798,826
Series 2016-C1, Class B, 4.70%, 03/17/49(a)	450	429,398
Series 2016-C1, Class C, 4.70%, 03/17/49(a)	400	364,759
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	1,300	1,241,836
Series 2017-JP5, Class ASB, 3.55%, 03/15/50	72	70,649
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	281,929
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	368,429
Series 2019-COR5, Class A2, 3.15%, 06/13/52	222	218,942
Series 2019-COR5, Class A4, 3.39%, 06/13/52	1,200	1,089,031
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 06/15/49(a)	750	622,937
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,058,142
Series 2018-C8, Class A3, 3.94%, 06/15/51	508	487,536
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	823,226
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	437,758
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49	623	595,755
Series 2015-C20, Class AS, 3.61%, 02/15/48	500	491,617
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C22, Class C, 4.20%, 04/15/48(a)	$250	$232,366
Series 2015-C23, Class A3, 3.45%, 07/15/50	717	706,248
Series 2015-C24, Class A3, 3.48%, 05/15/48	308	303,266
Series 2015-C25, Class ASB, 3.38%, 10/15/48	114	112,423
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,000	971,543
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	476,199
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,400	1,348,196
Series 2016-C32, Class ASB, 3.51%, 12/15/49	161	157,082
Series 2017-C33, Class A5, 3.60%, 05/15/50	1,100	1,053,104
Series 2017-C34, Class A4, 3.54%, 11/15/52	1,000	947,284
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48(a)	500	490,416
Series 2015-UBS8, Class AS, 4.11%, 12/15/48	250	240,318
Series 2016-UB11, Class A4, 2.78%, 08/15/49	1,275	1,209,917
Series 2016-UB12, Class A3, 3.34%, 12/15/49	983	947,649
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	955,141
Series 2018-H3, Class A4, 3.91%, 07/15/51	500	480,540
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	924,697
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	951,412
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	443,333
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	131,662
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	1,500	1,336,653
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	850,810
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	730	765,858
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,504,483
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,080	1,031,693
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	470,983
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	954,175
Series 2018-C08, Class A4, 3.98%, 02/15/51	1,325	1,262,958
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	693,413
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,592	1,471,858
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	899,998
Wells Fargo Commercial Mortgage Trust
2.65%, 08/15/49	1,000	945,406
3.31%, 11/15/54	500	400,662
4.00%, 04/15/55(a)	1,000	935,334
4.15%, 08/15/51	623	599,370
4.55%, 03/15/52	500	474,283
Series 2015-C30, Class ASB, 3.41%, 09/15/58	69	68,743
Series 2015-C31, Class A4, 3.70%, 11/15/48	500	489,017
Series 2015-LC22, Class A4, 3.84%, 09/15/58	1,000	979,734
Series 2016-C33, Class A4, 3.43%, 03/15/59	1,000	970,554
Series 2016-C36, Class AS, 3.42%, 11/15/59	705	666,591
Series 2016-LC25, Class B, 4.33%, 12/15/59(a)	198	189,390
Series 2016-NXS4, Class A4, 3.72%, 12/15/48	1,920	1,875,683
Series 2016-NXS6, Class B, 3.81%, 11/15/49	500	469,788
Series 2017-C38, Class A4, 3.19%, 07/15/50	445	423,936
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	952,682
Series 2017-C39, Class A5, 3.42%, 09/15/50	1,000	948,855
Series 2017-C39, Class C, 4.12%, 09/15/50	500	455,152
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	442,947
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,250	1,200,340
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	338,408
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	474,185
Series 2018-C47, Class A4, 4.44%, 09/15/61	1,250	1,222,670
Series 2018-C48, Class A5, 4.30%, 01/15/52	1,010	980,965
Series 2019-C49, Class A5, 4.02%, 03/15/52	2,750	2,641,029
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	604,745
Series 2019-C50, Class A5, 3.73%, 05/15/52	750	705,217
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	445,941

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2020-C56, Class ASB, 2.42%, 06/15/53	$500	$464,287
Series 2020-C56, Class B, 3.74%, 06/15/53(a)	345	310,071
Series 2020-C56, Class C, 3.74%, 06/15/53(a)	800	687,015
Series 2020-C57, Class A4, 2.12%, 08/15/53	919	789,424
Series 2021-C59, Class A5, 2.63%, 04/15/54	2,000	1,719,958
Series 2021-C59, Class ASB, 2.30%, 04/15/54	459	423,252
WFRBS Commercial Mortgage Trust, Series
2014-C24, Class A5, 3.61%, 11/15/47	100	99,388
		306,908,363
Total Collaterized Mortgage Obligations — 68.2%
(Cost: $325,224,081)		306,908,363

U.S. Government Agency Obligations

Mortgage-Backed Securities — 30.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	1,000	846,092
2.03%, 09/25/28	1,150	1,048,057
2.25%, 01/25/32	165	142,427
2.45%, 04/25/32	1,000	872,341
2.58%, 05/25/32	1,250	1,099,230
2.92%, 06/25/32	650	585,242
3.50%, 07/25/32(a)	1,750	1,640,630
Class A1, 2.55%, 05/25/31	993	918,994
Class A2, 2.25%, 02/25/32	1,500	1,295,005
Series 158, Class A2, 3.90%, 12/25/30(a)	905	880,027
Series K048, Class A1, 2.69%, 12/25/24	21	20,878
Series K049, Class A2, 3.01%, 07/25/25	1,789	1,754,312
Series K051, Class A2, 3.31%, 09/25/25	1,630	1,599,789
Series K052, Class A2, 3.15%, 11/25/25	400	391,499
Series K055, Class A2, 2.67%, 03/25/26	500	483,935
Series K056, Class A1, 2.20%, 07/25/25	48	47,428
Series K057, Class A2, 2.57%, 07/25/26	725	698,371
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,469,231
Series K059, Class A2, 3.12%, 09/25/26(a)	530	514,150
Series K061, Class A2, 3.35%, 11/25/26(a)	1,280	1,246,616
Series K062, Class A2, 3.41%, 12/25/26	1,000	973,942
Series K063, Class A2, 3.43%, 01/25/27(a)	1,345	1,310,171
Series K064, Class A1, 2.89%, 10/25/26	380	371,163
Series K064, Class A2, 3.22%, 03/25/27	325	314,744
Series K065, Class A2, 3.24%, 04/25/27	1,285	1,243,363
Series K066, Class A2, 3.12%, 06/25/27	1,000	963,493
Series K067, Class A2, 3.19%, 07/25/27	600	578,492
Series K068, Class A2, 3.24%, 08/25/27	3,000	2,895,384
Series K070, Class A2, 3.30%, 11/25/27(a)	1,541	1,487,461
Series K073, Class A2, 3.35%, 01/25/28	1,000	965,128
Series K075, Class A2, 3.65%, 02/25/28, (1-day SOFR + 2.127%)(a)	1,000	973,596
Series K076, Class A1, 3.73%, 12/25/27	716	703,270
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	979,218
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,079,717
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,470,125
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,284,791
Series K083, Class A2, 4.05%, 09/25/28(a)	1,100	1,084,045
Series K085, Class A2, 4.06%, 10/25/28(a)	1,000	985,131
Series K086, Class A2, 3.86%, 11/25/28, (1-day SOFR + 2.127%)(a)	1,725	1,687,451
Series K088, Class A1, 3.48%, 09/25/28	264	258,064
Series K088, Class A2, 3.69%, 01/25/29	1,010	981,143
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K089, Class A1, 3.34%, 10/25/28	$734	$713,641
Series K089, Class A2, 3.56%, 01/25/29	1,400	1,352,823
Series K091, Class A2, 3.51%, 03/25/29	1,017	980,017
Series K092, Class A2, 3.30%, 04/25/29	1,010	964,123
Series K094, Class A2, 2.90%, 06/25/29	420	393,480
Series K095, Class A2, 2.79%, 06/25/29	675	629,172
Series K097, Class A1, 2.16%, 05/25/29	901	849,111
Series K098, Class A2, 2.43%, 08/25/29	3,500	3,200,538
Series K100, Class A2, 2.67%, 09/25/29	1,000	923,335
Series K101, Class A2, 2.52%, 10/25/29	250	228,940
Series K102, Class A1, 2.18%, 05/25/29	875	823,425
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,123,106
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,308,588
Series K106, Class A1, 1.78%, 10/25/29	864	798,594
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,112,516
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,089,126
Series K108, Class A2, 1.52%, 03/25/30	2,153	1,857,359
Series K109, Class A2, 1.56%, 04/25/30	3,000	2,584,434
Series K110, Class A1, 1.02%, 09/25/29	938	841,651
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,408,292
Series K111, Class A2, 1.35%, 05/25/30	1,500	1,273,859
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,058,929
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,712,277
Series K117, Class A2, 1.41%, 08/25/30	1,500	1,267,456
Series K118, Class A1, 0.79%, 03/25/30	1,760	1,576,153
Series K118, Class A2, 1.49%, 09/25/30	1,500	1,271,382
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,701,447
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,859,047
Series K123, Class A2, 1.62%, 12/25/30	600	509,677
Series K124, Class A2, 1.66%, 12/25/30	300	255,016
Series K125, Class A2, 1.85%, 01/25/31	1,000	858,831
Series K126, Class A2, 2.07%, 01/25/31	1,116	973,175
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,518,759
Series K128, Class A2, 2.02%, 03/25/31	1,000	867,617
Series K130, Class A2, 1.72%, 06/25/31	500	422,683
Series K131, Class A2, 1.85%, 07/25/31	1,000	851,465
Series K132, Class A2, 2.02%, 08/25/31	1,000	856,642
Series K133, Class A2, 2.10%, 09/25/31	1,000	859,920
Series K135, Class A1, 1.61%, 10/25/30	1,166	1,040,963
Series K135, CLASS A2, 2.15%, 10/25/31(a)	1,800	1,552,455
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,492,187
Series K139, Class A2, 2.59%, 01/25/32(a)	750	663,733
Series K142, Class A2, 2.40%, 03/25/32	1,000	870,941
Series K150, 3.71%, 09/25/32, (1-day SOFR + 2.127%)(a)	2,000	1,898,845
Series K1510, Class A2, 3.72%, 01/25/31	880	845,396
Series K1510, Class A3, 3.79%, 01/25/34	500	472,943
Series K-1511, Class A2, 3.47%, 03/25/31	500	472,033
Series K-1512, Class A2, 2.99%, 05/25/31	730	671,179
Series K-1512, Class A3, 3.06%, 04/25/34	450	397,499
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	871,979
Series K-1516, Class A2, 1.72%, 05/25/35	1,825	1,381,233
Series K-1517, Class A2, 1.72%, 07/25/35	500	380,417
Series K-1518, Class A2, 1.86%, 10/25/35	500	382,081
Series K152, Class A1, 2.83%, 05/25/30	1,005	951,275
Series K152, Class A2, 3.08%, 01/25/31	250	231,495
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	805,554
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	776,528
Series K153, Class A3, 3.12%, 10/25/31(a)	500	460,722
Series K154, Class A3, 3.46%, 11/25/32(a)	345	321,762
Series K155, Class A1, 3.75%, 11/25/29	406	397,903

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series K156, Class A3, 3.70%, 06/25/33(a)	$500	$472,059
Series K157, Class A2, 3.99%, 05/25/33(a)	826	807,524
Series K159, Class A1, 3.95%, 12/25/29	629	619,593
Series K159, Class A2, 3.95%, 11/25/30(a)	833	812,619
Series K734, Class A2, 3.21%, 02/25/26	1,000	977,573
Series K735, Class A2, 2.86%, 05/25/26	485	470,327
Series K737, Class AM, 2.10%, 10/25/26	300	283,937
Series K740, Class A2, 1.47%, 09/25/27	1,400	1,280,402
Series K741, Class A2, 1.60%, 12/25/27	1,120	1,022,746
Series K742, Class A2, 1.76%, 03/25/28	1,000	913,546
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,255,558
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.39%, 02/25/43(a)	130	125,181
Series 2014-M11, Class 2A, 3.29%, 08/25/26(a)	539	525,135
Series 2015-M13, Class A2, 2.70%, 06/25/25(a)	663	649,633
Series 2016-M6, Class A2, 2.49%, 05/25/26	238	228,953
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,869	1,792,732
Series 2017, Class A2, 2.96%, 09/25/27(a)	890	854,265
Series 2017-M11, Class A2, 2.98%, 08/25/29	953	896,424
Series 2017-M3, Class A2, 2.47%, 12/25/26(a)	622	593,811
Series 2017-M4, Class A2, 2.55%, 12/25/26(a)	670	640,041
Series 2017-M7, Class A2, 2.96%, 02/25/27, (1-day SOFR + 2.127%)(a)	849	817,164
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,073	1,033,960
Series 2018-M1, Class A2, 2.99%, 12/25/27(a)	662	634,737
Series 2018-M10, Class A2, 3.36%, 07/25/28(a)	2,370	2,288,400
Series 2018-M13, Class A2, 3.74%, 09/25/30(a)	77	74,261
Series 2018-M7, Class A2, 3.03%, 03/25/28(a)	722	690,540
Series 2019-M1, Class A2, 3.54%, 09/25/28(a)	839	814,502
Series 2019-M2, Class A2, 3.62%, 11/25/28, (1-day SOFR + 2.127%)(a)	1,800	1,750,982
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,140	1,087,183
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,368	2,266,966
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,346	2,227,021
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,058	2,887,475
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,273	2,046,516
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2021-M17, Class A2, 1.71%, 07/25/31, (1-day SOFR + 2.127%)(a)	$2,000	$1,681,598
Series 2022-M1, Class A2, 1.67%, 10/25/31, (1-day SOFR + 2.127%)(a)	2,000	1,660,601
		138,543,840
Total U.S. Government Agency Obligations — 30.8%
(Cost: $149,956,628)		138,543,840
Total Long-Term Investments — 99.0%
(Cost: $475,180,709)		445,452,203

	Shares

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	10,140,000	10,140,000

Total Short-Term Securities — 2.3%
(Cost: $10,140,000)		10,140,000

Total Investments — 101.3%
(Cost: $485,320,709)		455,592,203

Liabilities in Excess of Other Assets — (1.3)%		(5,692,826)

Net Assets — 100.0%		$449,899,377

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,810,000	$6,330,000	(a)	$—	$—	$—	$10,140,000	10,140,000	$241,021	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® CMBS ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$306,908,363	$—	$306,908,363
U.S. Government Agency Obligations	—	138,543,840	—	138,543,840
Short-Term Securities
Money Market Funds	10,140,000	—	—	10,140,000
	$10,140,000	$445,452,203	$—	$455,592,203

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate